UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07811

Exact name of registrant as specified in charter:	Prudential Jennison Mid-Cap Growth Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2013

Date of reporting period:	5/31/2013

Item 1. Schedule of Investments

Prudential Jennison Mid-Cap Growth Fund, Inc.

Schedule of Investments

as of May 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.1%
COMMON STOCKS
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	1,072,769	$ 60,815,275

Airlines — 0.5%
United Continental Holdings, Inc.*(a)	1,428,591	46,372,064

Biotechnology — 3.5%
BioMarin Pharmaceutical, Inc.*(a)	1,888,342	118,399,043
Onyx Pharmaceuticals, Inc.*	490,570	46,824,907
Quintiles Transnational Holdings, Inc.	292,171	12,867,211
Vertex Pharmaceuticals, Inc.*(a)	1,532,430	123,069,453

		301,160,614

Capital Markets — 1.5%
Eaton Vance Corp.	2,137,472	88,726,463
T. Rowe Price Group, Inc.	542,685	41,168,084

		129,894,547

Chemicals — 5.1%
Airgas, Inc.(a)	1,003,046	103,203,403
Albemarle Corp.(a)	1,472,468	98,537,558
Ecolab, Inc.	1,511,777	127,699,803
FMC Corp.	1,802,680	113,046,063

		442,486,827

Commercial Banks — 1.3%
First Republic Bank	2,930,743	108,906,410
Signature Bank*(a)	106,259	8,201,069

		117,107,479

Commercial Services & Supplies — 2.4%
Iron Mountain, Inc.	2,686,456	96,282,583
Stericycle, Inc.*	1,023,437	112,332,445

		208,615,028

Communications Equipment — 1.2%
F5 Networks, Inc.*(a)	1,181,043	98,274,588
Finisar Corp.*(a)	348,977	4,571,599

		102,846,187

Computers & Peripherals — 0.8%
SanDisk Corp.*	1,198,217	70,718,767

Diversified Telecommunication Services — 0.4%
tw telecom, Inc.*(a)	1,220,231	34,813,190

Electrical Equipment — 3.5%
AMETEK, Inc.	3,577,417	154,365,544
Roper Industries, Inc.	1,239,000	153,908,580

		308,274,124

Electronic Equipment & Instruments — 1.7%
Amphenol Corp.	1,853,703	144,403,464

Energy Equipment & Services — 2.2%
Cameron International Corp.*	2,101,468	127,916,357

Core Laboratories NV (Netherlands)	453,802	62,515,764

		190,432,121

Food & Staples Retailing — 0.9%
Whole Foods Market, Inc.	1,587,292	82,316,963

Food Products — 2.6%
Hain Celestial Group, Inc. (The)*(a)	1,662,772	110,773,871
JM Smucker Co. (The)	272,113	27,472,528
Mead Johnson Nutrition Co.	1,141,197	92,516,841

		230,763,240

Healthcare Equipment & Supplies — 0.8%
Hologic, Inc.*(a)	3,465,812	71,915,599

Healthcare Providers & Services — 6.7%
Catamaran Corp. (Canada)*	1,727,269	85,016,180
DaVita HealthCare Partners, Inc.*	1,261,461	156,509,466
Henry Schein, Inc.*(a)	1,818,250	175,079,293
Universal Health Services, Inc. (Class B Stock)	2,384,309	164,851,124

		581,456,063

Healthcare Technology — 0.5%
Cerner Corp.*(a)	460,321	45,240,348

Hotels, Restaurants & Leisure — 4.0%
Chipotle Mexican Grill, Inc.*	97,859	35,327,099
Panera Bread Co. (Class A Stock)*(a)	620,932	119,113,386
Starwood Hotels & Resorts Worldwide, Inc.	1,373,188	93,788,740
Tim Hortons, Inc. (Canada)	1,896,258	100,899,888

		349,129,113

Household Products — 1.4%
Church & Dwight Co., Inc.	2,034,688	123,729,377

Insurance — 1.0%
WR Berkley Corp.	2,056,373	84,249,602

Internet Software & Services — 2.7%
Rackspace Hosting, Inc.*(a)	1,807,574	67,838,252
VeriSign, Inc.*(a)	3,549,449	166,966,081

		234,804,333

IT Services — 3.0%
Alliance Data Systems Corp.*(a)	400,308	70,890,544
Gartner, Inc.*	1,617,715	91,578,846
Teradata Corp.*(a)	1,108,396	61,793,077
Vantiv, Inc. (Class A Stock)*	1,365,022	36,323,235

		260,585,702

Life Sciences Tools & Services — 2.9%
Agilent Technologies, Inc.	2,472,383	112,369,807
Illumina, Inc.*(a)	1,059,594	74,510,650
Waters Corp.*	705,979	68,275,229

		255,155,686

Machinery — 2.6%
IDEX Corp.	2,455,810	135,192,340
Pall Corp.(a)	1,316,553	89,788,915

		224,981,255

Metals & Mining — 1.3%
Eldorado Gold Corp. (Canada)	4,325,991	34,478,148

Reliance Steel & Aluminum Co.	1,196,407	78,687,689

		113,165,837

Multiline Retail — 2.5%
Dollar Tree, Inc.*	3,401,166	163,392,015
Nordstrom, Inc.	874,645	51,446,619

		214,838,634

Oil, Gas & Consumable Fuels — 5.4%
Cobalt International Energy, Inc.*(a)	1,393,927	36,158,466
Concho Resources, Inc.*	1,279,456	107,039,289
Denbury Resources, Inc.*(a)	7,026,248	128,931,651
HollyFrontier Corp.	493,377	24,422,162
Noble Energy, Inc.(a)	2,079,500	119,883,175
Whiting Petroleum Corp.*	1,108,987	51,091,031

		467,525,774

Personal Products — 1.0%
Herbalife Ltd. (Cayman Islands)(a)	1,888,571	88,139,609

Pharmaceuticals — 2.1%
Perrigo Co.	671,411	77,823,249
Valeant Pharmaceuticals International, Inc. (Canada)*	1,201,532	109,483,596

		187,306,845

Professional Services — 1.1%
IHS, Inc. (Class A Stock)*	940,881	98,914,820

Real Estate Investment Trusts — 1.7%
Annaly Capital Management, Inc.(a)	7,634,977	103,682,988
Starwood Property Trust, Inc.	1,678,245	42,577,075

		146,260,063

Road & Rail — 1.0%
Kansas City Southern	803,209	88,915,236

Semiconductors & Semiconductor Equipment — 3.0%
Broadcom Corp. (Class A Stock)	2,949,168	105,904,623
Maxim Integrated Products, Inc.	1,411,194	41,616,111
Xilinx, Inc.(a)	2,918,440	118,634,586

		266,155,320

Software — 6.7%
Activision Blizzard, Inc.	5,097,413	73,555,669
Adobe Systems, Inc.*	3,276,936	140,613,324
Check Point Software Technologies Ltd. (Israel)*(a)	2,054,024	102,865,522
Intuit, Inc.	1,592,666	93,075,401
Red Hat, Inc.*	2,087,481	100,679,209
SolarWinds, Inc.*	778,441	32,811,288
Tableau Software, Inc.*	27,235	1,391,708
Ultimate Software Group, Inc.*	335,619	37,354,395

		582,346,516

Specialty Retail — 9.3%
Bed Bath & Beyond, Inc.*	1,137,347	77,623,933
Dick’s Sporting Goods, Inc.(a)	1,431,837	74,942,349
GNC Holdings, Inc.	966,241	43,509,832
L Brands, Inc.	2,150,729	107,557,957
O’Reilly Automotive, Inc.*(a)	1,005,078	109,463,045
PetSmart, Inc.	928,190	62,652,825
Ross Stores, Inc.	2,305,449	148,240,371

Tractor Supply Co.	311,411	34,871,804
Ulta Salon Cosmetics & Fragrance, Inc.*(a)	863,148	78,339,312
Urban Outfitters, Inc.*	1,685,412	70,669,325

		807,870,753

Textiles, Apparel & Luxury Goods — 2.4%
Michael Kors Holdings Ltd. (British Virgin Islands)*	707,200	44,426,304
PVH Corp.	1,425,961	164,256,448

		208,682,752

Trading Companies & Distributors — 0.7%
WESCO International, Inc.*(a)	861,588	63,981,525

Wireless Telecommunication Services — 5.0%
Crown Castle International Corp. (British Virgin Islands)*	2,883,844	205,473,885
NII Holdings, Inc.*	5,440,864	41,949,061
SBA Communications Corp. (Class A Stock)*(a)	2,494,574	187,766,585

		435,189,531

TOTAL LONG-TERM INVESTMENTS (cost $6,601,152,715)		8,471,560,183

SHORT-TERM INVESTMENT — 17.4%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,516,666,795; includes $1,233,262,559 of cash collateral for securities on loan)(b)(c)	1,516,666,795	1,516,666,795

TOTAL INVESTMENTS — 114.5% (cost $8,117,819,510)(d)		9,988,226,978
LIABILITIES IN EXCESS OF OTHER ASSETS — (14.5%)		(1,265,172,815)

NET ASSETS — 100.0%		$8,723,054,163

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,180,164,861; cash collateral of $1,233,262,559 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	The United States federal income tax basis of the Schedule of Investments was $8,157,366,861; accordingly, net unrealized appreciation on investments for federal income tax purposes was $1,830,860,117 (gross unrealized appreciation $1,973,907,277; gross unrealized depreciation $143,047,160). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and other book to tax differences as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$8,471,560,183	$—	$—
Affiliated Money Market Mutual Fund	1,516,666,795	—	—

Total	$9,988,226,978	$—	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with input from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Mid-Cap Growth Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date July 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date July 22, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date July 22, 2013

*	Print the name and title of each signing officer under his or her signature.